SCHEDULE OF INVENTORY NET (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Purchased goods	$ 934,283		$ 1,274,700			$ 4,238,942
Freight-in costs	62,258		63,025			114,980
Inventory	996,541		1,337,725			4,353,922
Less: inventory impairment	(225,058)	$ (212,638)	(268,260)	$ (377,732)	$ (551,925)	(798,046)
Inventory, net	771,483		1,069,465			3,555,876
Inventory net	$ 771,483		$ 1,069,465			$ 3,555,876